Postretirement Benefit Plans (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension and Other Postretirement Benefit Plans
Regulatory asset amortization period	16 years
Defined Benefit Pension Plan
Pension and Other Postretirement Benefit Plans
Amount reimbursed			$ 1.9	$ 0.4
Expenses allocated			0.1	0.5
Other Post-Employment Benefit Plans
Pension and Other Postretirement Benefit Plans
Retirement benefits other than pensions		$ 1.2	$ 1.2	$ 1.2
EQT
Pension and Other Postretirement Benefit Plans
Reimbursement of funding related to retirees	$ 5.2